Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Minimum Purchase Obligation	Based on current prices, our estimated minimum purchase obligations under our CO2 contracts are as follows:

2013	$1,397
2014	4,974
2015	1,289
2016	1,289
2017	1,289
2018 and thereafter	22,648

$32,886